Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Financial Information of Discontinued Operations and Assets Held for Sale
The following represents the major classes of the IGT Gaming assets and liabilities held for sale:

December 31,
($ in millions)	2024
Assets:
Cash and cash equivalents	63
Trade and other receivables, net	321
Inventories, net	153
Other current assets	254
Systems, equipment and other assets related to contracts, net and Property, plant and equipment, net	408
Goodwill	1,814
Intangible assets, net	1,432
Other non-current assets	321
Assets held for sale	4,765
Liabilities:
Accounts payable	139
Other current liabilities	408
Deferred income taxes	153
Other non-current liabilities	442
Liabilities held for sale	1,142
Shown below is the summarized statement of operations and selected cash flows for the IGT Gaming discontinued operations:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Total revenue	796	1,810	1,781
Total cost of revenue	290	788	884
General and administrative	179	377	419
Interest expense, net (1)	38	77	78
Other expense, net	150	257	259
Income from discontinued operations before provision for income taxes	139	311	141
Provision for income taxes	64	73	98
Gain on sale of discontinued operations before provision for income taxes	112	—	—
Provision for income taxes on sale of discontinued operations (2)	35	—	—
Income from discontinued operations, net of tax	152	238	43
Less: Net income attributable to non-controlling interests from discontinued operations	4	6	2
Income from discontinued operations attributable to Brightstar Lottery PLC	148	231	41
(1) Includes interest expense allocated to discontinued operations for contractual and planned repayments related to $2 billion of debt that was required to be repaid as a result of the Transaction, within six months of the closing date, in accordance with our Revolving Credit Facilities’ and Term Loan Facilities’ agreements.
(2) Relates to the tax effects of the internal separations of certain assets to IGT Gaming.

	For the year ended December 31,
Selected Cash Flows from Discontinued Operations ($ millions)	2025	2024	2023
Depreciation and amortization	—	178	307

Cash paid during the period for:
Interest	49	82	85
Income taxes (1)	108	98	56

Capital expenditures	93	222	252
Payment on license obligations	137	29	22
(1) Includes amounts paid by the disposal group for U.S. and foreign taxes, as well as taxes paid in connection with the separation activities.